Related Party Transactions - Additional Information (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Compensation received by the key management personnel	$ 33,229	$ 31,230	$ 50,655
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Compensation received by the key management personnel	$ 22,185	$ 21,505